RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2019
RELATED PARTY TRANSACTIONS
RELATED PARTY TRANSACTIONS

NOTE 22 – RELATED PARTY TRANSACTIONS

The Company's ultimate controlling party is Oaktree Capital Group, LLC, a limited liability company incorporated in the USA. The immediate controlling shareholder is Njord Luxco.

Shareholders' contribution and dividends paid are disclosed in the consolidated statement of changes in equity. Dividends to related parties are paid out on the basis of the related parties' ownership of shares.

The remuneration of key management personnel, which consists of the Board of Directors and the Executive Director, is disclosed in note 3.

During 2019, TORM did transactions with its joint venture producing scrubbers for the TORM fleet amounting to USD 26.1m in total. The joint venture will continue to assist TORM in installing scrubbers in 2020.